Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	201.275
Maximum Aggregate Offering Price	$ 2,415,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 333,552.93
Offering Note
(1)    Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock which become issuable under the 2019 Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or similar transaction effected without receipt of consideration by Adobe Inc. (the “Registrant”) which results in an increase in the number of outstanding shares of the Registrant’s common stock.
(2)    Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are calculated based upon the average of the high and low prices of the Registrant’s common stock on June 12, 2026, reported by the Nasdaq Global Select Market.
(3)    Consists of shares of common stock issuable directly, or in respect of awards granted or to be granted, under the 2019 Equity Incentive Plan, as amended.